Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.86%
Brazil–8.95%
Americanas S.A.(a)	821,229	$7,742,010
Arezzo Industria e Comercio S.A.	584,700	10,162,155
B3 S.A. - Brasil, Bolsa, Balcao	1,561,100	4,570,974
Lojas Americanas S.A., Preference Shares	4,562,381	6,210,777
Lojas Renner S.A.	382,200	3,030,742
Pagseguro Digital Ltd., Class A(a)	213,134	11,816,149
		43,532,807
Chile–1.83%
Banco Santander Chile	81,172,492	4,005,758
Parque Arauco S.A.(a)	3,859,669	4,887,672
		8,893,430
China–30.82%
Angelalign Technology, Inc.(a)(b)	39,600	2,114,745
BeiGene Ltd.(a)	121,400	2,934,829
BeiGene Ltd., ADR(a)	10,050	3,181,729
Blue Moon Group Holdings Ltd.(b)	3,815,123	3,436,958
Full Truck Alliance Co. Ltd., ADR(a)	122,914	1,163,996
Huazhu Group Ltd., ADR(a)	331,167	14,895,892
HUYA, Inc., ADR(a)	299,969	3,836,604
Innovent Biologics, Inc.(a)(b)	526,000	5,371,447
Keymed Biosciences, Inc.(a)(b)	77,179	586,379
New Oriental Education & Technology Group, Inc., ADR(a)	935,218	2,029,423
OneConnect Financial Technology Co. Ltd., ADR(a)	399,923	3,171,389
Remegen Co. Ltd., H Shares(a)(b)	579,872	7,427,236
Silergy Corp.	156,000	21,133,718
SITC International Holdings Co. Ltd.	1,620,000	6,679,419
Sunny Optical Technology Group Co. Ltd.	385,900	11,696,656
Tencent Music Entertainment Group, ADR(a)	627,324	6,630,815
Wuxi Biologics Cayman, Inc.(a)(b)	920,000	14,044,678
Yum China Holdings, Inc.	352,895	21,946,540
Zai Lab Ltd., ADR(a)	26,058	3,768,247
Zhongsheng Group Holdings Ltd.	667,289	6,144,744
ZTO Express Cayman, Inc., ADR	284,121	7,688,314
		149,883,758
Colombia–0.52%
Banco Davivienda S.A., Preference Shares	341,322	2,526,029
Egypt–1.07%
Commercial International Bank Egypt S.A.E.(a)	1,437,068	5,224,839
Hong Kong–0.49%
Hongkong & Shanghai Hotels Ltd. (The)(a)	2,681,500	2,364,302
India–10.76%
Asian Paints Ltd.	7,388	294,226
Godrej Properties Ltd.(a)	180,963	3,900,633
Shares		Value
India–(continued)
Havells India Ltd.	568,014	$8,977,324
HDFC Life Insurance Co. Ltd.(b)	245,536	2,193,877
ICICI Lombard General Insurance Co. Ltd.(b)	171,023	3,392,068
ICICI Prudential Life Insurance Co. Ltd.(b)	519,649	4,427,065
Marico Ltd.	46,321	340,511
Oberoi Realty Ltd.(a)	753,000	6,811,860
Voltas Ltd.	1,059,731	15,119,872
Zee Entertainment Enterprises Ltd.	2,524,723	6,889,134
		52,346,570
Indonesia–5.88%
PT Ace Hardware Indonesia Tbk	116,675,400	10,660,835
PT Bank Rakyat Indonesia (Persero) Tbk	18,503,700	4,751,380
PT Semen Indonesia (Persero) Tbk	14,909,000	7,950,930
PT Unilever Indonesia Tbk	17,844,700	5,228,867
		28,592,012
Mexico–7.21%
Alsea S.A.B. de C.V.	4,474,020	9,073,341
Coca-Cola FEMSA S.A.B. de C.V., ADR	107,042	6,055,366
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO	611,100	5,331,785
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(a)	142,155	2,582,338
Regional S.A.B. de C.V.	1,019,095	6,282,105
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,745,700	5,754,616
		35,079,551
Nigeria–0.48%
Guaranty Trust Holding Co. PLC	33,942,101	2,350,790
Peru–0.80%
Credicorp Ltd.(a)	15,678	1,582,851
InRetail Peru Corp.(b)	65,416	2,307,222
		3,890,073
Philippines–3.72%
BDO Unibank, Inc.	2,212,490	4,515,367
Philippine Seven Corp.	339,562	627,789
San Miguel Food and Beverage, Inc.	4,052,410	6,772,588
SM Prime Holdings, Inc.	9,798,500	6,166,968
		18,082,712
Poland–3.74%
Allegro.eu S.A.(a)(b)	580,403	9,957,090
CD Projekt S.A.	37,473	1,797,458
InPost S.A.(a)	328,168	6,428,490
		18,183,038
Russia–9.59%
Ozon Holdings PLC, ADR(a)	145,531	7,598,173
Polyus PJSC, GDR(b)	116,094	11,179,852
TCS Group Holding PLC, GDR(b)	82,021	6,782,165
Yandex N.V., Class A(a)	310,378	21,083,978
		46,644,168

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Innovators Fund

Shares		Value
South Korea–3.28%
Samsung Biologics Co. Ltd.(a)(b)	20,629	$15,976,490
Taiwan–2.67%
President Chain Store Corp.	489,000	4,909,042
Voltronic Power Technology Corp.	165,919	8,094,499
		13,003,541
Turkey–1.50%
BIM Birlesik Magazalar A.S.	865,967	6,514,375
Turkiye Garanti Bankasi A.S.	748,984	756,859
		7,271,234
United States–0.55%
Globant S.A.(a)	11,201	2,678,831
Total Common Stocks & Other Equity Interests (Cost $358,887,694)		456,524,175
Shares		Value
Money Market Funds–5.69%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	9,686,058	$9,686,058
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	6,903,366	6,906,128
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	11,069,781	11,069,781
Total Money Market Funds (Cost $27,661,967)		27,661,967
TOTAL INVESTMENTS IN SECURITIES—99.55% (Cost $386,549,661)		484,186,142
OTHER ASSETS LESS LIABILITIES–0.45%		2,185,890
NET ASSETS–100.00%		$486,372,032
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $89,197,272, which represented 18.34% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,217,505	$36,036,105	$(28,567,552)	$-	$-	$9,686,058	$862
Invesco Liquid Assets Portfolio, Institutional Class	1,583,761	25,727,899	(20,405,532)	158	(158)	6,906,128	648
Invesco Treasury Portfolio, Institutional Class	2,534,292	41,184,120	(32,648,631)	-	-	11,069,781	389
Total	$6,335,558	$102,948,124	$(81,621,715)	$158	$(158)	$27,661,967	$1,899

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Innovators Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$43,532,807	$—	$—	$43,532,807
Chile	8,893,430	—	—	8,893,430
China	70,427,694	79,456,064	—	149,883,758
Colombia	2,526,029	—	—	2,526,029
Egypt	—	5,224,839	—	5,224,839
Hong Kong	—	2,364,302	—	2,364,302
India	—	52,346,570	—	52,346,570
Indonesia	—	28,592,012	—	28,592,012
Mexico	35,079,551	—	—	35,079,551
Nigeria	2,350,790	—	—	2,350,790
Peru	3,890,073	—	—	3,890,073
Philippines	—	18,082,712	—	18,082,712
Poland	—	18,183,038	—	18,183,038
Russia	39,862,003	6,782,165	—	46,644,168
South Korea	—	15,976,490	—	15,976,490
Taiwan	—	13,003,541	—	13,003,541
Turkey	—	7,271,234	—	7,271,234
United States	2,678,831	—	—	2,678,831
Money Market Funds	27,661,967	—	—	27,661,967
Total Investments	$236,903,175	$247,282,967	$—	$484,186,142
Invesco Emerging Markets Innovators Fund